VESSELS UNDER CAPITAL LEASE, NET 3 (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of vessels in each variable interest entity		1
Profit share expense		$ 0	$ 482,000	$ 30,566,000
Contingent rental expense		54,612,000	0	0
Deferred lease liability		3,795,000	0	0
Special Purpose Entities [Member]
Vessels leased from variable interest entities		4	4
Original cost to the lessor of the assets under variable interest entity arrangement		258,000,000	258,000,000
Guarantor obligations, maximum exposure, undiscounted		36,000,000
Profit share payment basis		25.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease			29,800,000
Profit share expense		0
Exercise of purchase option		0	56,090,000	0
Repayments of Debt and Capital Lease Obligations		11,665,000	56,113,000	20,579,000
Contingent rental expense		2,436,000	0	0
Capital Leases, Income Statement, Interest Expense		6,301,000	11,248,000	14,862,000
Sale leaseback transaction, gross proceeds	67,000,000
Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member] | Sale and Lease Back Transactions [Member]
Gain on sale leaseback transaction recognized in period		7,200,000	7,500,000
Sale leaseback transaction, deferred gain, net		$ 2,300,000